SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:	12 Months Ended
Dec. 31, 2020
Intec Pharma Ltd. [Member]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

NOTE 8 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

	December 31
	2020	2019
	U.S. dollars in thousands
a. Prepaid expenses and other receivable:
Institutions	$25	$1,836
Termination fee, Novartis (see note 6b(1))	-	1,500
Prepaid expenses	212	194
Advances to suppliers	-	3
Interest receivable	-	3
Other receivables	60	147
	$297	$3,683
b. Accounts payable and accruals - other:
Expenses payable	2,859	2,838
Salary and related expenses, including social security and other taxes	1,057	1,277
Current operating lease liabilities (see note 6d)	596	544
Accrual for vacation days and recreation pay for employees	180	154
Other	274	22
	$4,966	$4,835

Statements of operations:

c. Financial income (expenses), net:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Financial income:
Interest on cash and cash equivalents	$39	$330
Gains from changes in fair value of marketable securities	2	13
	$41	$343
Financial expenses -
Loss from changes in exchange rates	$(206)	$(180)
Bank fees	(10)	(15)
	$(216)	$(195)
Financial income (expenses), net	$(175)	$148